Trade and other receivables (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Net trade receivables	$ 230,771	$ 211,025
Other receivables	455,524	387,019
Prepaid land rent	1,618	1,030
Other prepaid expenses	32,365	26,820
Advance payments	42,057	22,076
Withholding tax	1,503	1,201
VAT receivables	12,671	14,296
Trade and other current receivables	776,509	663,467
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	36,425	35,321
Other tax receivables	5,932	5,945
Payment in advance for property, plant and equipment	104,178	83,118
Contingent consideration receivable	6,107	5,963
Trade and other non-current receivables	$ 152,642	130,347
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 259,643	236,390
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (28,872)	$ (25,365)